NONCONTROLLING INTEREST	6 Months Ended
Jun. 30, 2021
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

NOTE 10 - NONCONTROLLING INTEREST

Noncontrolling interest are classified as a separate line item in the equity section and disclosures in the Group’s condensed consolidated financial statements have distinguished the interest of the Group from the interest of the noncontrolling interest holder. Xishe Xianglin (Tianjin) Business Operation & Management Co. Ltd. was 49%owned by an unrelated third party as of June 30, 2021 and December 31, 2020.

Amount
Noncontrolling interest at December 31, 2019	$(178,806)
Net loss attributable to noncontrolling interest - 2020	(4,146)
Foreign currency translation adjustment attributable to noncontrolling interest	9,132
Noncontrolling interest at December 31, 2020	$(173,820)
Net loss attributable to noncontrolling interest - six months ended June 30, 2021	(125)
Foreign currency translation adjustment attributable to noncontrolling interest	11,466
Noncontrolling interest at June 30, 2021	$(162,479)